Group information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary Of Subsidiaries
Subsidiaries

Name of entity	Place of business/country of incorporation	Principle activities	Ownership interest held by the Group
			2024	2023	2022
Allego Holding B.V.	Arnhem, the Netherlands	Holding Company	100%	100%	100%
Allego US Inc.	Wilmington, Delaware, USA	Financial investment services	100%	100%	100%
Allego B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	100%	100%	100%
Allego Innovations B.V.	Arnhem, the Netherlands	Software development	100%	100%	100%
Allego Employment B.V.	Arnhem, the Netherlands	Staffing agency within the Group	100%	100%	100%
Allego GmbH	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	100%
Allego België B.V.	Mechelen, Belgium	Charging solutions for electric vehicles	100%	100%	100%
Allego France SAS	Paris, France	Charging solutions for electric vehicles	100%	100%	100%
Allego Charging Ltd	London, United Kingdom	Charging solutions for electric vehicles	100%	100%	100%
Allego Denmark ApS	Copenhagen, Denmark	Charging solutions for electric vehicles	100%	100%	100%

Allego Portugal, Unipessoal Lda	Lisbon, Portugal	Charging solutions for electric vehicles	100%	100%	100%
Allego Norway AS	Olso, Norway	Charging solutions for electric vehicles	100%	100%	100%
Allego Sweden AB	Stockholm, Sweden	Charging solutions for electric vehicles	100%	100%	100%
Allego Italy S.R.L.	Torino, Italy	Charging solutions for electric vehicles	100%	100%	100%
Allego Spain S.L.U.	Madrid, Spain	Charging solutions for electric vehicles	100%	100%	100%
Allego Charging Oy	Helsinki, Finland	Charging solutions for electric vehicles	100%	100%	—
Allego Switzerland GmbH	Zürich, Switzerland	Charging solutions for electric vehicles	100%	100%	—
Allego Austria GmbH	Vienna, Austria	Charging solutions for electric vehicles	100%	100%	—
Allego Latvia SIA	Riga, Latvia	Charging solutions for electric vehicles	100%	100%	—
Allego Estonia OU	Tallinn, Estonia	Charging solutions for electric vehicles	100%	100%	—
Allego Lithuania UAB	Vilnius, Lithuania	Charging solutions for electric vehicles	100%	100%	—
Allego Poland Sp. Z o.o	Allego Poland Sp. Z o.o	Charging solutions for electric vehicles	100%	100%	—
Faolan GmbH *	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	—
FEMC Germany GmbH	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	100%
GreenToWheel SAS	Paris, France	Charging solutions for electric vehicles	80%	80%	80%
Oury-Heintz Energie Applications SA	Paris, France	Holding Company	100%	100%	100%
Modélisation, Mesures et Applications SA	Paris, France	IT consulting services	100%	100%	100%
Mega-E Charging B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles at Mega-E sites	—	100%	100%
Faolan GmbH	Berlin, Germany	Charging solutions for electric vehicles	—	100%	—
Mega-E Netherlands Asset Co No 1 B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	—	100%	100%
Mega-E Denmark Asset Co No 1 ApS	Copenhagen, Denmark	Charging solutions for electric vehicles	—	100%	100%
Mega-E Belgium Asset Co No 1 BV	Mechelen, Belgium	Charging solutions for electric vehicles	—	100%	100%
Mega-E France SAS	Paris, France	Charging solutions for electric vehicles	—	100%	100%
Mega-E Sweden Asset Co No 1 AB	Stockholm, Sweden	Charging solutions for electric vehicles	—	100%	100%
Mega-E Eastern Europe Holding B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	—	100%	100%
Chamberra Sp. z.o.o.	Warsaw, Poland	Charging solutions for electric vehicles	—	100%	100%
MOMA ASIA Ltd	Hong Kong, China	IT consulting services	—	—	100%
MOMA Collectivites SAS	Paris, France	IT consulting services	51%	51%	51%
Associates and Joint Ventures

Name of entity	Place of business/country of incorporation	Principle activities	Ownership interest held by the Group
			2024	2023	2022
FOROIL SAS	Paris, France	Development of solutions to optimize production & reserves of oil and gas fields	44%	44%	44%
3EA SAS	Paris, France	Electric installation work	50%	50%	50%
*Ownership interest sold on January 15,2025